NOTE 12 INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	The deferred tax assets as of December 31, 2013 and 2012 are as follows:

	2013	2012
Deferred Tax Asset:
Net Operating Loss Carryforwards	$3,129,410	$2,138,602
Current Year Net Operating Loss/(Gain)	1,475,804	990,808
Total Operating Loss Carryforward	4,605,214	3,129,410
Enacted Future Tax Rate	35%	35%
Deferred Tax Asset for NOL	1,611,825	1,095,294
Deferred Tax Asset for Temporary Differences Between Book and Tax Income	19,801	69,932
Gross Deferred Tax Asset	1,631,626	1,165,226
Valuation Allowance	(1,631,626)	(1,165,226)
Net Deferred Tax Asset	$-	$-